INCOME TAXES	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
INCOME TAXES
19.	INCOME TAXES

The components of income tax provision include:

	2018	2017

Current	-	-
Deferred	1,433,000	-
Income tax provision	1,433,000	-

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2017 – 26.5%) to the effect effective tax rate is as follows:

	2018	2017

(Loss) income before income taxes	(12,120,616)	6,885,430
Combined statutory tax rate	26.5%	26.5%

Theoretical tax recovery	(3,211,963)	1,824,639
Non-deductible expense:
Stock based compensation	2,134,960	612,330
Loss on equity accounted investments	102,054	38,970
Meals and entertainment	22,960	-
Changes in unrecognized deferred tax assets	808,625	(3,238,475)
Prior year adjustment	1,408,490	889,157
Other	167,874	(126,621)
Income tax expense	1,433,000	-

The components of deferred tax are summarized below. Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	2018	2017

Deferred tax assets
Non-capital losses carried forward	4,702,681	4,453,360
Property, plant and equipment	1,651,542	606,812
Investments	553,015	-
Share issuance costs	-	120,817

Deferred tax liabilities
Inventory	(6,074,373)	(5,180,989)
Biological assets	(2,265,865)	-
Net deferred tax liability	(1,433,000)	-

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences because it is not probable that future taxable profit will be available against which the Company can utilize the benefits there from:

	2018	2017

Non-capital losses carried forward	4,788,034	208,267
Share issuance costs	6,424,709	-
	11,212,743	208,267

For income tax purposes, the Company has losses carried forward from prior years which can be used to reduce future year’s taxable income. The losses carried forward of $22,533,999, which begin to expire starting 2031.